Dreyfus Global Real Estate Securities Fund (Prospectus Summary) | Dreyfus Global Real Estate Securities Fund
Fund Summary
Investment Objective
The fund seeks to maximize total return consisting of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Global Real Estate Securities Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Global Real Estate Securities Fund		Class A	Class C	Class I
Management fees		0.95%	0.95%	0.95%
Distribution (12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		0.62%	0.80%	0.16%
Total annual fund operating expenses		1.57%	2.50%	1.11%
Fee waiver and/or expense reimbursement	[1]	(0.07%)	(0.25%)
Total annual fund operating expenses (less waiver and/or expense reimbursement)		1.50%	2.25%	1.11%
[1]	The Dreyfus Corporation has contractually agreed, until May 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest expenses, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed 1.25%. On or after May 1, 2013, The Dreyfus Corporation may terminate this expense waiver at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-, and ten-year examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Global Real Estate Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	719	1,036	1,375	2,329
Class C	328	755	1,308	2,817
Class I	113	353	612	1,352

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Global Real Estate Securities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	719	1,036	1,375	2,329
Class C	228	755	1,308	2,817
Class I	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
80.41% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in publicly-traded equity securities of companies principally engaged in the real estate sector. The fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (REITs) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America
(including the United States). Although the fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies. In selecting investments for the fund's portfolio, Urdang Securities Management, Inc. (Urdang), the fund's sub-investment adviser, uses a proprietary approach to quantify investment opportunity from both a real estate and stock perspective. Generally,
Urdang combines top-down real estate research and its relative value model securities valuation process. In conducting its bottom-up research, Urdang engages in an active analysis process that includes regular and direct contact with the companies in the fund's investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary relative value model, Urdang seeks to establish the validity of the price of a security relative to its peers by providing statistically significant solutions to business- and management-related uncertainties, such as the impact on value of leverage, growth rate, market capitalization and property type.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Real estate sector risk. The securities of issuers that are principally engaged in the real estate sector may be subject to declines in real estate values, defaults by mortgagors or other borrowers and tenants, increases in property taxes and operating expenses, overbuilding, fluctuations in rental income, changes in interest rates, possible lack of availability of mortgage funds or financing, extended vacancies of properties, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, and casualty or condemnation losses.

o Foreign investment risk. The fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers.
Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Emerging market risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Investments in foreign securitiies, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance
(before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The information below represents the performance of the predecessor fund for periods prior to September 13, 2008.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q2, 2009: 30.05% Worst Quarter Q4, 2008: -29.87%
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns Dreyfus Global Real Estate Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A returns before taxes	(11.14%)	(5.93%)	(5.92%)	Dec. 29, 2006
Class A After Taxes on Distributions	Class A returns after taxes on distributions	(11.71%)	(6.75%)	(6.74%)	Dec. 29, 2006
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	(7.16%)	(5.37%)	(5.36%)	Dec. 29, 2006
Class C	Class C returns before taxes	(7.28%)	(5.19%)	(5.18%)	Dec. 29, 2006
Class I	Class I returns before taxes	(5.41%)	(4.44%)	(4.43%)	Dec. 29, 2006
FTSE EPRA/NAREIT Developed Index	FTSE EPRA/NAREIT Developed Index reflects no deduction for fees, expenses or taxes	(5.82%)	(5.28%)	(5.28%)	Dec. 29, 2006